Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Income Taxes [Line Items]
Tax Jurisdiction of Domicile [Extensible Enumeration]	UNITED STATES
Income taxes paid, net of refunds	$ 21,188	$ 28,700	$ 23,400
Gross unrecognized tax benefits related to uncertain tax positions	25,831	24,729	22,760	$ 17,120
Gross unrecognized tax benefits related to uncertain tax positions, if recognized would affect our effective tax rates	21,600	21,200	19,600
Accrued interest expense related to uncertain tax positions net of federal income tax benefits	9,400	8,200	6,800
Interest expense related to uncertain tax positions, net of income tax benefits	$ 1,400	$ 1,300	$ 1,500
Regional Operating Centers
Income Taxes [Line Items]
Foreign earnings, taxed at rates lower than U.S. rate as a percentage of foreign income before tax	81.00%	81.00%	83.00%
U.S. Federal
Income Taxes [Line Items]
Operating loss carryforwards	$ 369
Capital loss carryforwards	$ 613
Capital loss carryforwards expiration year	2030
U.S. State and Local
Income Taxes [Line Items]
Operating loss carryforwards	$ 715
Foreign Country
Income Taxes [Line Items]
Operating loss carryforwards	$ 2,900
Earliest Tax Year | Federal and State
Income Taxes [Line Items]
Operating loss carryforwards expiration year	2027
Latest Tax Year | Federal and State
Income Taxes [Line Items]
Operating loss carryforwards expiration year	2046